Document and Entity Information	Oct. 01, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Oct. 01, 2021
Entity Registrant Name	TRULIEVE CANNABIS CORP.
Entity Incorporation, State or Country Code	A1
Entity File Number	000-56248
Entity Tax Identification Number	84-2231905
Entity Address, Address Line One	6749 Ben Bostic Road
Entity Address, City or Town	Quincy
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32351
City Area Code	850
Local Phone Number	508-0261
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	This Amendment No. 1 to a Current Report on Form 8-K/A (this “Amendment No. 1”) is being filed by Trulieve Cannabis Corp. (the “Company”) for the purpose of amending Item 9.01 of that certain Current Report on Form 8-K filed by the Company with the U.S. Securities and Exchange Commission (“SEC”) on October 1, 2021 (the “Original Form 8-K”) in connection with the October 1, 2021 completion of the acquisition of Harvest Health & Recreation Inc., a British Columbia corporation (“Harvest”). As indicated in the Original Form 8-K, this Amendment is being filed to provide the financial statements and pro forma financial information required by Items 9.01(a) and (b) of Form 8-K, which were not previously filed with the Original Form 8-K as permitted by the rules of the SEC.
Amendment Flag	true
Entity Central Index Key	0001754195